Summary of Changes in DAC Balance (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Deferred Policy Acquisition Costs
Balance at beginning of period	$ 3,778	$ 3,249	$ 3,487	[1]	$ 3,125	[1]
Capitalization of DAC	494	604	470		604	[1]
Amortization of DAC, excluding unlocks	(322)	(373)	(525)		(200)	[1]
Amortization of DAC related to unlocks	190	(1)	(50)		135	[1]
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(159)	299	(133)		(177)	[1]
Balance at end of period	$ 3,981	$ 3,778	$ 3,249		$ 3,487	[1]

[1]	The balances reflect a change in accounting principle, as described in Note 2.